Business combination (Details 30) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
Revenue and profit of acquisition on December 31, 2022:
Contribution in total revenue	R$ 234,168
Contribution in profit	(7,705)
Management’s estimate of revenue and profit for the year ended December 31, 2022 (had the acquisition occurred at the beginning of the reporting period):
Consolidated revenue if the acquisition had occurred on January 1, 2021	2,384,367
Consolidated profit if the acquisition had occurred on January 1, 2021	R$ 131,824